WARRANTS - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2021 USD ($) Y $ / shares shares	Feb. 28, 2021 $ / shares shares	Jan. 31, 2021 USD ($) Y	Dec. 31, 2009 $ / shares
Class of Warrant or Right [Line Items]
Exercise price of warrant | $ / shares						$ 19.50
Fair value on warrants initial recognition | ¥	¥ (37,851)	¥ (1,292,244)
Weighted Average Risk-free Interest Rate
Class of Warrant or Right [Line Items]
Warrants, measurement input			0.37		0.18
Expected Life
Class of Warrant or Right [Line Items]
Warrants, measurement input | Y			3		3
Expected Volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input			236		190
Dividend Yield
Class of Warrant or Right [Line Items]
Warrants, measurement input			0		0
Investors
Class of Warrant or Right [Line Items]
Number of shares called by warrants				207,891,840
Over-allotment option
Class of Warrant or Right [Line Items]
Fair value of warrants | $					$ 122
ADS | Over-allotment option
Class of Warrant or Right [Line Items]
Expiration term of warrants			3 years
Class A Ordinary Shares | Investors
Class of Warrant or Right [Line Items]
Warrants issued				8,108,100
Class A Ordinary Shares | Investors | Tranche I-III
Class of Warrant or Right [Line Items]
Share price | $ / shares				$ 0.1233
Class A Ordinary Shares | Investors | Tranche IV
Class of Warrant or Right [Line Items]
Share price | $ / shares				$ 0.2667
Time Frames of 6 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $					100
Time Frames of 12 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $					300
Time Frames of 24 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $					500
Time Frames of 36 months
Class of Warrant or Right [Line Items]
Fair value of warrants | $					$ 1,000
Maxim Groups LLC | Over-allotment option
Class of Warrant or Right [Line Items]
Fair value of warrants | $			$ 94
Maxim Groups LLC | ADS
Class of Warrant or Right [Line Items]
Warrants issued			3,765,100
Number of shares called by warrants			2,823,825
Share price | $ / shares			$ 0.75
Maxim Groups LLC | ADS | Over-allotment option
Class of Warrant or Right [Line Items]
Warrants issued			564,760
Number of shares called by warrants			423,570
Maxim Groups LLC | Class A Ordinary Shares
Class of Warrant or Right [Line Items]
Warrants issued			112,953,000
Maxim Groups LLC | Class A Ordinary Shares | Over-allotment option
Class of Warrant or Right [Line Items]
Warrants issued			16,942,800
Maxim Groups LLC | Maximum
Class of Warrant or Right [Line Items]
Exercise price of warrant | $ / shares			$ 36.00
Maxim Groups LLC | Minimum
Class of Warrant or Right [Line Items]
Exercise price of warrant | $ / shares			$ 33.20